Disposition of renewable energy business - Narrative (Details) $ in Millions, $ in Millions	Jan. 08, 2025 USD ($)	Jan. 07, 2025 USD ($)	Jan. 07, 2025 CAD ($)	Dec. 31, 2025 USD ($) tax_equity_investment	Dec. 31, 2024 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets	$ 3,693.2
Number of retained tax equity investments in renewable energy projects | tax_equity_investment				7
Investments carried at fair value				$ 2.1	$ 2.1
Seven Renewable Energy Business | Renewable Energy Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of retained tax equity investments in renewable energy projects | tax_equity_investment				7
Investments carried at fair value				$ 165.5
Renewable Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of renewable assets	2,092.8
Total assets					3,695.6
Total liabilities	1,694.1				$ 1,727.3
Disposition of AOCI	37.1
Non-controlling interest	988.0
Loss on disposition	0.8
Earn-out fair value	71.7
Renewable Energy | Senior Unsecured Notes | Senior Unsecured Credit Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayments of debt	181.0
Renewable Energy | Canadian dollar Senior unsecured notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accrued interest		$ 722.5
Renewable Energy | Canadian dollar Senior unsecured notes | Senior Unsecured Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Extinguishment of debt			$ 1,000.0
Renewable Energy | U.S. Senior Secured Notes | Senior Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayments of debt	$ 475.9